Investment Portfolio	as of January 31, 2022 (Unaudited)
DWS Global High Income Fund
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 95.7%
Communication Services 13.3%
Altice France Holding SA:
144A, 6.0%, 2/15/2028 (b)		855,000	780,316
144A, 10.5%, 5/15/2027		2,110,000	2,239,237
Altice France SA:
144A, 3.375%, 1/15/2028	EUR	1,000,000	1,047,325
144A, 5.125%, 1/15/2029		249,000	231,570
144A, 5.5%, 1/15/2028		1,470,000	1,402,233
144A, 8.125%, 2/1/2027		2,238,000	2,366,931
Audacy Capital Corp.:
144A, 6.5%, 5/1/2027		965,000	916,750
144A, 6.75%, 3/31/2029 (b)		700,000	658,000
C&W Senior Financing DAC, 144A, 6.875%, 9/15/2027		1,130,000	1,177,522
CCO Holdings LLC:
144A, 4.75%, 3/1/2030		1,250,000	1,240,369
144A, 5.0%, 2/1/2028		1,390,000	1,406,958
Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, 8/15/2027		2,755,000	2,755,000
CommScope Technologies LLC:
144A, 5.0%, 3/15/2027 (b)		1,000,000	890,530
144A, 6.0%, 6/15/2025		940,000	915,571
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028		820,000	844,354
CSC Holdings LLC:
144A, 5.0%, 11/15/2031 (b)		650,000	585,696
144A, 5.75%, 1/15/2030		595,000	560,657
144A, 6.5%, 2/1/2029		1,425,000	1,483,567
144A, 7.5%, 4/1/2028		1,200,000	1,240,488
Directv Financing LLC, 144A, 5.875%, 8/15/2027		1,610,000	1,615,957
DISH DBS Corp.:
144A, 5.25%, 12/1/2026		1,500,000	1,455,000
144A, 5.75%, 12/1/2028		1,500,000	1,435,380
5.875%, 11/15/2024		830,000	835,893
7.375%, 7/1/2028 (b)		535,000	516,997
7.75%, 7/1/2026		800,000	823,288
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028		1,645,000	1,628,550
144A, 6.0%, 1/15/2030 (b)		670,000	646,684
iHeartCommunications, Inc.:
144A, 5.25%, 8/15/2027		1,600,000	1,625,600
8.375%, 5/1/2027		925,000	967,425
Iliad Holding SAS:
144A, 6.5%, 10/15/2026		2,870,000	2,906,248
144A, 7.0%, 10/15/2028		470,000	477,807
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029		1,145,000	1,122,901
144A, 6.75%, 10/15/2027		1,539,000	1,596,682
Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029		825,000	776,453
144A, 5.0%, 8/15/2027		1,200,000	1,190,628

Radiate Holdco LLC:
144A, 4.5%, 9/15/2026		660,000	635,369
144A, 6.5%, 9/15/2028		1,280,000	1,235,200
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		1,200,000	1,225,548
Telecom Italia Capital SA, 6.375%, 11/15/2033		1,950,000	2,001,675
Telecom Italia SpA, 144A, 5.303%, 5/30/2024		4,550,000	4,695,987
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		2,000,000	2,040,000
Uber Technologies, Inc.:
144A, 4.5%, 8/15/2029		290,000	281,300
144A, 6.25%, 1/15/2028		305,000	316,438
144A, 7.5%, 5/15/2025		1,200,000	1,254,330
144A, 7.5%, 9/15/2027		495,000	527,076
UPC Holding BV, REG S, 3.875%, 6/15/2029	EUR	1,000,000	1,116,298
Videotron Ltd., 144A, 3.625%, 6/15/2029 (b)		660,000	639,375
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		964,000	908,666
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		3,805,000	3,877,483
Vmed O2 UK Financing I PLC, 144A, 4.75%, 7/15/2031		1,000,000	955,680
Vodafone Group PLC, 7.0%, 4/4/2079		3,690,000	4,241,128
VTR Comunicaciones SpA, 144A, 4.375%, 4/15/2029 (b)		1,620,000	1,573,069
Ziggo Bond Co. BV:
144A, 3.375%, 2/28/2030	EUR	3,550,000	3,681,026
144A, 6.0%, 1/15/2027		1,450,000	1,490,745
Ziggo BV:
144A, 2.875%, 1/15/2030	EUR	1,060,000	1,129,171
144A, 4.875%, 1/15/2030		1,285,000	1,243,237
			77,433,368
Consumer Discretionary 19.8%
1011778 BC Unlimited Liability Co.:
144A, 3.5%, 2/15/2029		620,000	587,013
144A, 3.875%, 1/15/2028 (b)		4,860,000	4,737,771
144A, 4.375%, 1/15/2028		1,315,000	1,290,278
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	510,000	578,689
Affinity Gaming, 144A, 6.875%, 12/15/2027		1,380,000	1,400,700
Arko Corp., 144A, 5.125%, 11/15/2029		700,000	665,945
Bath & Body Works, Inc.:
144A, 6.625%, 10/1/2030		820,000	880,016
6.875%, 11/1/2035		2,440,000	2,806,000
144A, 9.375%, 7/1/2025		340,000	406,652
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/2029		380,000	362,786
BK LC Lux Finco1 Sarl, 144A, 5.25%, 4/30/2029	EUR	2,278,000	2,560,295
Boyd Gaming Corp.:
4.75%, 12/1/2027 (b)		1,770,000	1,761,026
144A, 4.75%, 6/15/2031		1,200,000	1,177,848
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029		2,585,000	2,474,885
144A, 6.25%, 7/1/2025		2,915,000	3,016,355
144A, 8.125%, 7/1/2027		3,940,000	4,240,425
Caesars Resort Collection LLC, 144A, 5.75%, 7/1/2025		160,000	164,752
Carnival Corp.:
144A, 5.75%, 3/1/2027		2,045,000	1,961,564
144A, 6.0%, 5/1/2029		320,000	307,840
144A, 7.625%, 3/1/2026		1,154,000	1,177,080
144A, 9.875%, 8/1/2027		1,440,000	1,614,600
REG S, 10.125%, 2/1/2026	EUR	715,000	892,124
144A, 10.5%, 2/1/2026		885,000	993,855

Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,870,000	2,129,558
REG S, 4.375%, 5/15/2026	EUR	1,850,000	2,106,782
Dana, Inc.:
5.375%, 11/15/2027		505,000	522,044
5.625%, 6/15/2028 (b)		300,000	312,000
Ford Motor Credit Co. LLC, 3.625%, 6/17/2031		2,940,000	2,895,900
Foundation Building Materials, Inc., 144A, 6.0%, 3/1/2029		1,300,000	1,254,747
Hertz Corp., 144A, 4.625%, 12/1/2026		615,000	596,673
Hilton Grand Vacations Borrower Escrow LLC:
144A, 4.875%, 7/1/2031		430,000	416,163
144A, 5.0%, 6/1/2029		1,040,000	1,034,800
International Game Technology PLC, 144A, 4.125%, 4/15/2026 (b)		3,160,000	3,167,900
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028 (b)		2,100,000	2,079,420
144A, 7.75%, 10/15/2025		1,110,000	1,164,812
Kapla Holding SAS, REG S, 3.375%, 12/15/2026	EUR	1,100,000	1,174,651
M/I Homes, Inc., 4.95%, 2/1/2028		1,270,000	1,282,700
Macy's Retail Holdings LLC, 144A, 5.875%, 4/1/2029 (b)		1,910,000	1,946,672
MajorDrive Holdings IV LLC, 144A, 6.375%, 6/1/2029		1,135,000	1,078,250
Marriott Ownership Resorts, Inc.:
144A, 4.5%, 6/15/2029		650,000	637,676
144A, 6.125%, 9/15/2025		906,000	936,577
Mattel, Inc.:
144A, 3.375%, 4/1/2026		825,000	821,494
144A, 3.75%, 4/1/2029		650,000	641,875
Meritage Homes Corp., 144A, 3.875%, 4/15/2029		1,200,000	1,207,500
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,200,000	1,172,400
Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029		495,000	502,425
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024		1,410,000	1,300,260
144A, 5.875%, 3/15/2026		3,040,000	2,895,600
144A, 12.25%, 5/15/2024		715,000	832,760
NCL Finance Ltd., 144A, 6.125%, 3/15/2028		575,000	543,778
Newell Brands, Inc., 6.0%, 4/1/2046		745,000	879,100
Peninsula Pacific Entertainment LLC, 144A, 8.5%, 11/15/2027		800,000	857,760
Punch Finance PLC, 144A, 6.125%, 6/30/2026	GBP	370,000	492,981
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		3,290,000	3,257,100
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/2029		835,000	817,699
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028		700,000	631,750
144A, 4.25%, 7/1/2026		920,000	859,078
144A, 5.375%, 7/15/2027		380,000	367,232
144A, 5.5%, 8/31/2026		400,000	390,000
144A, 5.5%, 4/1/2028 (b)		1,415,000	1,372,960
144A, 9.125%, 6/15/2023		3,750,000	3,950,625
144A, 10.875%, 6/1/2023		1,115,000	1,193,830
144A, 11.5%, 6/1/2025		298,000	329,806
Sani/ikos Financial Holdings 1 Sarl, 144A, 5.625%, 12/15/2026	EUR	690,000	782,933
Scientific Games International, Inc., 144A, 7.0%, 5/15/2028		2,765,000	2,903,941
Staples, Inc., 144A, 7.5%, 4/15/2026		1,275,000	1,257,469
Suburban Propane Partners LP, 144A, 5.0%, 6/1/2031		690,000	679,650
Superior Plus LP, 144A, 4.5%, 3/15/2029		2,395,000	2,398,592
Taylor Morrison Communities, Inc.:
144A, 5.125%, 8/1/2030		750,000	777,345
144A, 5.75%, 1/15/2028		1,425,000	1,517,625

Tri Pointe Homes, Inc.:
5.25%, 6/1/2027		415,000	427,969
5.7%, 6/15/2028		830,000	879,850
TUI Cruises Gmbh, REG S, 6.5%, 5/15/2026	EUR	1,150,000	1,275,818
United Rentals North America, Inc., 5.25%, 1/15/2030		1,000,000	1,050,000
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027		1,500,000	1,526,250
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025		910,000	941,850
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027		1,720,000	1,569,500
144A, 7.0%, 2/15/2029		1,115,000	1,067,646
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		180,000	175,950
White Cap Parent LLC, 144A, 8.25%, 3/15/2026		925,000	938,875
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/2028		590,000	585,398
Wynn Las Vegas LLC, 144A, 5.5%, 3/1/2025		1,200,000	1,206,348
Wynn Macau Ltd., 144A, 5.625%, 8/26/2028 (b)		1,400,000	1,281,000
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		615,000	597,718
ZF Europe Finance BV:
REG S, 2.0%, 2/23/2026	EUR	3,200,000	3,546,745
REG S, 3.0%, 10/23/2029	EUR	1,700,000	1,889,621
			115,391,930
Consumer Staples 2.0%
Casino Guichard Perrachon SA, REG S, 1.865%, 6/13/2022	EUR	800,000	893,008
Edgewell Personal Care Co., 144A, 5.5%, 6/1/2028		730,000	757,375
JBS U.S.A. Food Co., 144A, 5.75%, 1/15/2028		4,121,000	4,296,184
JBS U.S.A. LUX SA, 144A, 6.75%, 2/15/2028		1,930,000	2,057,882
Pilgrim's Pride Corp.:
144A, 4.25%, 4/15/2031		1,795,000	1,771,108
144A, 5.875%, 9/30/2027		2,050,000	2,140,410
			11,915,967
Energy 16.5%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029		820,000	825,404
144A, 5.75%, 3/1/2027		1,805,000	1,832,075
144A, 5.75%, 1/15/2028		770,000	785,246
144A, 7.875%, 5/15/2026		639,000	686,925
Antero Resources Corp.:
144A, 5.375%, 3/1/2030		610,000	631,228
144A, 7.625%, 2/1/2029		1,631,000	1,777,790
144A, 8.375%, 7/15/2026		462,000	515,287
Apache Corp.:
4.875%, 11/15/2027		585,000	605,475
5.1%, 9/1/2040 (b)		664,000	696,496
Archrock Partners LP:
144A, 6.25%, 4/1/2028		2,105,000	2,113,336
144A, 6.875%, 4/1/2027		845,000	866,674
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		410,000	395,650
144A, 8.25%, 12/31/2028		890,000	932,275
Buckeye Partners LP, 144A, 4.5%, 3/1/2028		740,000	720,294
Cheniere Energy Partners LP:
144A, 3.25%, 1/31/2032		390,000	366,826
4.5%, 10/1/2029		3,039,000	3,106,527
Cheniere Energy, Inc., 4.625%, 10/15/2028		1,230,000	1,248,450
Chesapeake Energy Corp.:
144A, 5.875%, 2/1/2029		900,000	938,349
144A, 6.75%, 4/15/2029		4,190,000	4,478,062

CNX Resources Corp.:
144A, 6.0%, 1/15/2029	1,610,000	1,658,300
144A, 7.25%, 3/14/2027	1,160,000	1,217,548
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/2029	1,970,000	2,002,012
Comstock Resources, Inc.:
144A, 5.875%, 1/15/2030	420,000	417,417
144A, 6.75%, 3/1/2029 (b)	1,935,000	1,990,709
144A, 7.5%, 5/15/2025	223,000	226,836
CQP Holdco LP, 144A, 5.5%, 6/15/2031	915,000	911,916
DCP Midstream Operating LP:
3.25%, 2/15/2032	630,000	595,350
5.125%, 5/15/2029	750,000	795,000
5.375%, 7/15/2025	2,677,000	2,818,212
5.625%, 7/15/2027	520,000	560,732
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	1,900,000	1,874,331
144A, 4.375%, 6/15/2031	350,000	345,625
Endeavor Energy Resources LP:
144A, 5.75%, 1/30/2028	1,985,000	2,053,621
144A, 6.625%, 7/15/2025	385,000	402,402
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029	705,000	673,289
5.5%, 7/15/2028	580,000	587,024
144A, 6.0%, 7/1/2025	1,430,000	1,476,475
144A, 6.5%, 7/1/2027	815,000	851,675
EQT Corp.:
144A, 3.125%, 5/15/2026	60,000	58,650
144A, 3.625%, 5/15/2031 (b)	265,000	262,350
5.0%, 1/15/2029	1,020,000	1,073,550
6.625%, 2/1/2025	940,000	1,012,850
7.5%, 2/1/2030	1,005,000	1,197,307
Genesis Energy LP, 7.75%, 2/1/2028	950,000	936,225
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	1,665,000	1,734,048
Hess Midstream Operations LP, 144A, 4.25%, 2/15/2030	1,190,000	1,148,350
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	1,750,000	1,785,000
144A, 6.0%, 2/1/2031	1,270,000	1,289,050
144A, 6.25%, 11/1/2028	320,000	332,000
MEG Energy Corp., 144A, 7.125%, 2/1/2027	676,000	704,020
Nabors Industries, Inc.:
5.75%, 2/1/2025	1,000,000	925,000
144A, 7.375%, 5/15/2027	1,240,000	1,272,414
NuStar Logistics LP:
5.75%, 10/1/2025	905,000	944,594
6.375%, 10/1/2030	325,000	351,549
Oasis Petroleum, Inc., 144A, 6.375%, 6/1/2026	440,000	451,959
Occidental Petroleum Corp.:
5.5%, 12/1/2025	1,190,000	1,262,777
5.55%, 3/15/2026	1,095,000	1,168,912
6.125%, 1/1/2031 (b)	2,915,000	3,364,639
6.45%, 9/15/2036	1,220,000	1,481,934
6.625%, 9/1/2030 (b)	2,500,000	2,933,775
8.0%, 7/15/2025	1,310,000	1,490,125
8.5%, 7/15/2027	1,050,000	1,260,488
Parkland Corp., 144A, 5.875%, 7/15/2027	1,630,000	1,680,644
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	410,000	410,697

Range Resources Corp.:
144A, 4.75%, 2/15/2030 (c)	150,000	149,819
8.25%, 1/15/2029 (b)	2,980,000	3,292,900
Rattler Midstream LP, 144A, 5.625%, 7/15/2025	835,000	860,050
Renewable Energy Group, Inc., 144A, 5.875%, 6/1/2028	740,000	742,775
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029	360,000	364,500
SM Energy Co., 6.5%, 7/15/2028	820,000	847,060
Southwestern Energy Co.:
4.75%, 2/1/2032	860,000	858,547
5.375%, 2/1/2029	1,180,000	1,199,918
5.95%, 1/23/2025	321,000	339,457
7.75%, 10/1/2027 (b)	1,180,000	1,257,089
8.375%, 9/15/2028	570,000	625,404
Sunnova Energy Corp., 144A, 5.875%, 9/1/2026 (b)	670,000	646,336
Sunoco LP:
4.5%, 5/15/2029	663,000	649,057
5.875%, 3/15/2028	285,000	295,491
Targa Resources Partners LP:
4.875%, 2/1/2031	350,000	365,750
5.0%, 1/15/2028	3,040,000	3,116,000
5.5%, 3/1/2030	810,000	857,587
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	2,418,000	2,345,460
USA Compression Partners LP, 6.875%, 9/1/2027	960,000	985,824
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 8/15/2029	280,000	279,507
144A, 4.125%, 8/15/2031	330,000	332,142
		95,924,423
Financials 1.1%
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026	2,100,000	2,264,446
Navient Corp., 6.125%, 3/25/2024 (b)	3,931,000	4,094,136
		6,358,582
Health Care 7.4%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029	2,470,000	2,432,950
AdaptHealth LLC:
144A, 4.625%, 8/1/2029	680,000	646,000
144A, 6.125%, 8/1/2028	885,000	924,825
AHP Health Partners, Inc., 144A, 5.75%, 7/15/2029	1,755,000	1,722,137
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027	2,475,000	2,502,844
144A, 9.25%, 4/1/2026	4,900,000	5,046,020
Bausch Health Companies, Inc.:
144A, 6.125%, 4/15/2025	3,005,000	3,062,846
144A, 9.0%, 12/15/2025	5,160,000	5,390,033
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031	1,400,000	1,338,750
144A, 5.25%, 5/15/2030 (c)	300,000	298,710
144A, 5.625%, 3/15/2027	755,000	759,085
144A, 6.0%, 1/15/2029	755,000	768,884
144A, 6.125%, 4/1/2030	590,000	561,801
144A, 6.875%, 4/15/2029 (b)	1,685,000	1,666,044
Encompass Health Corp.:
4.5%, 2/1/2028	380,000	379,050
4.75%, 2/1/2030	1,625,000	1,604,687
Endo Luxembourg Finance Company I Sarl, 144A, 6.125%, 4/1/2029	745,000	707,914
HCA, Inc., 5.625%, 9/1/2028	1,380,000	1,538,700
IQVIA, Inc., 144A, 5.0%, 5/15/2027	600,000	613,620

Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027		1,000,000	979,850
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		2,740,000	2,606,425
Organon & Co, 144A, 4.125%, 4/30/2028		2,000,000	1,968,040
Owens & Minor, Inc., 144A, 4.5%, 3/31/2029 (b)		700,000	679,999
RegionalCare Hospital Partners Holdings, Inc., 144A, 9.75%, 12/1/2026		595,000	625,958
Select Medical Corp., 144A, 6.25%, 8/15/2026		1,295,000	1,331,027
Tenet Healthcare Corp.:
4.625%, 7/15/2024		247,000	247,983
144A, 4.875%, 1/1/2026		1,710,000	1,717,729
144A, 6.25%, 2/1/2027		900,000	920,889
			43,042,800
Industrials 13.9%
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028		2,815,000	2,677,653
144A, 6.0%, 6/1/2029 (b)		1,960,000	1,857,894
American Airlines, Inc.:
144A, 5.5%, 4/20/2026 (b)		5,760,000	5,896,800
144A, 5.75%, 4/20/2029		705,000	721,744
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/2028		1,370,000	1,349,450
Bombardier, Inc.:
144A, 6.0%, 2/15/2028 (b)		1,825,000	1,766,819
144A, 7.5%, 3/15/2025		1,170,000	1,184,625
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		970,000	976,441
Cimpress PLC, 144A, 7.0%, 6/15/2026		900,000	925,137
Covanta Holding Corp.:
144A, 4.875%, 12/1/2029		160,000	158,944
5.0%, 9/1/2030		1,250,000	1,237,500
CP Atlas Buyer, Inc., 144A, 7.0%, 12/1/2028 (b)		925,000	879,971
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (b)		638,000	619,326
144A, 4.5%, 10/20/2025		1,800,000	1,867,461
Deutsche Lufthansa AG, REG S, 3.75%, 2/11/2028	EUR	3,100,000	3,560,660
First Student Bidco, Inc., 144A, 4.0%, 7/31/2029		990,000	938,025
GFL Environmental, Inc.:
144A, 4.25%, 6/1/2025		6,785,000	6,852,850
144A, 5.125%, 12/15/2026		430,000	444,138
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		1,400,000	1,431,752
II-VI, Inc., 144A, 5.0%, 12/15/2029		520,000	518,986
Imola Merger Corp., 144A, 4.75%, 5/15/2029		2,500,000	2,432,425
La Financiere Atalian SASU, REG S, 5.125%, 5/15/2025	EUR	1,195,000	1,280,619
LSB Industries, Inc., 144A, 6.25%, 10/15/2028		1,250,000	1,268,750
Madison IAQ LLC:
144A, 4.125%, 6/30/2028		1,070,000	1,019,175
144A, 5.875%, 6/30/2029		710,000	656,186
Masonite International Corp., 144A, 5.375%, 2/1/2028		5,166,000	5,306,154
Metis Merger Sub LLC, 144A, 6.5%, 5/15/2029		740,000	708,417
Miwd Holding Co. II, 144A, 5.5%, 2/1/2030		700,000	693,651
Moog, Inc., 144A, 4.25%, 12/15/2027		1,450,000	1,455,147
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		1,200,000	1,188,000
Patrick Industries, Inc., 144A, 4.75%, 5/1/2029		1,675,000	1,616,375
Prime Security Services Borrower LLC, 144A, 3.375%, 8/31/2027		760,000	706,982
Renk AG/Frankfurt am Main, 144A, 5.75%, 7/15/2025	EUR	1,190,000	1,370,997
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027		1,830,000	1,920,109
Schenck Process Holding GmbH:
REG S, 5.375%, 6/15/2023	EUR	940,000	1,046,792
REG S, 6.875%, 6/15/2023	EUR	525,000	587,075
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,379,306

Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025		3,650,999	3,955,675
Summit Materials LLC, 144A, 5.25%, 1/15/2029		649,000	662,382
TK Elevator Midco GmbH:
144A, 4.375%, 7/15/2027	EUR	4,950,000	5,607,459
144A, 3-month EURIBOR + 4.75%, 4.75%, 7/15/2027	EUR	2,500,000	2,808,626
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027		1,877,000	1,900,462
TransDigm, Inc.:
4.625%, 1/15/2029		980,000	930,667
5.5%, 11/15/2027		1,260,000	1,266,300
United Airlines, Inc., 144A, 4.375%, 4/15/2026		2,000,000	1,985,200
Vertical Holdco GmbH, 144A, 7.625%, 7/15/2028		287,000	302,067
WESCO Distribution, Inc., 144A, 7.25%, 6/15/2028		1,050,000	1,126,125
			81,047,299
Information Technology 1.5%
ams AG, 144A, 7.0%, 7/31/2025 (b)		3,560,000	3,738,000
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025		590,000	615,158
Clarivate Science Holdings Corp., 144A, 4.875%, 7/1/2029		720,000	685,800
Minerva Merger Sub, Inc., 144A, 6.5%, 2/15/2030 (c)		450,000	448,875
NCR Corp., 144A, 5.125%, 4/15/2029		2,375,000	2,369,799
Presidio Holdings, Inc.:
144A, 4.875%, 2/1/2027		505,000	513,837
144A, 8.25%, 2/1/2028		320,000	337,856
			8,709,325
Materials 14.5%
Ahlstrom-Munksjo Holding 3 Oy:
144A, 3.625%, 2/4/2028	EUR	850,000	934,001
144A, 4.875%, 2/4/2028		2,460,000	2,370,948
Arconic Corp., 144A, 6.125%, 2/15/2028		3,025,000	3,138,286
ARD Finance SA, 144A, 6.5%, 6/30/2027		1,066,470	1,077,135
Ardagh Packaging Finance PLC:
144A, 4.125%, 8/15/2026		6,425,000	6,374,885
144A, 5.25%, 8/15/2027		470,000	460,600
Axalta Coating Systems LLC, 144A, 4.75%, 6/15/2027		3,020,000	3,102,680
Chemours Co.:
4.0%, 5/15/2026	EUR	1,000,000	1,120,561
5.375%, 5/15/2027 (b)		895,000	920,006
144A, 5.75%, 11/15/2028 (b)		3,405,000	3,457,369
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		930,000	927,675
144A, 5.375%, 2/1/2025		313,000	329,433
Cleveland-Cliffs, Inc.:
144A, 4.625%, 3/1/2029		366,000	357,117
144A, 4.875%, 3/1/2031 (b)		1,095,000	1,073,100
144A, 6.75%, 3/15/2026		2,130,000	2,231,793
Constellium SE:
144A, 3.75%, 4/15/2029 (b)		2,512,000	2,375,247
144A, 4.25%, 2/15/2026	EUR	1,440,000	1,621,421
144A, 5.625%, 6/15/2028		3,861,000	3,957,525
144A, 5.875%, 2/15/2026		284,000	286,485
EverArc Escrow Sarl, 144A, 5.0%, 10/30/2029		1,060,000	1,012,851
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		1,640,000	1,693,300
144A, 6.875%, 10/15/2027		4,930,000	5,238,125
Freeport-McMoRan, Inc., 4.625%, 8/1/2030		920,000	957,122

Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		2,215,000	2,180,490
144A, 6.125%, 4/1/2029		3,100,000	3,224,000
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/2026		2,440,000	2,391,200
Kleopatra Finco Sarl, REG S, 4.25%, 3/1/2026	EUR	940,000	992,681
Kleopatra Holdings 2 SCA, REG S, 6.5%, 9/1/2026	EUR	660,000	649,464
Kraton Polymers LLC, 144A, 4.25%, 12/15/2025		1,610,000	1,658,300
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	2,150,000	2,421,384
LABL, Inc.:
144A, 5.875%, 11/1/2028		300,000	297,000
144A, 6.75%, 7/15/2026		835,000	846,690
Lenzing AG, REG S, 5.75%, Perpetual (d)	EUR	800,000	945,142
LSF11 A5 Holdco LLC, 144A, 6.625%, 10/15/2029		1,600,000	1,568,000
Mauser Packaging Solutions Holding Co.:
REG S, 4.75%, 4/15/2024	EUR	500,000	557,434
144A, 7.25%, 4/15/2025		1,165,000	1,157,695
Methanex Corp.:
5.125%, 10/15/2027		1,180,000	1,192,107
5.25%, 12/15/2029		600,000	607,059
Nobian Finance BV, 144A, 3.625%, 7/15/2026	EUR	1,120,000	1,202,493
Novelis Corp., 144A, 4.75%, 1/30/2030		4,260,000	4,238,700
Pro-Gest SpA, REG S, 3.25%, 12/15/2024	EUR	825,000	882,821
Resolute Forest Products, Inc., 144A, 4.875%, 3/1/2026		840,000	830,844
Rimini Bidco SpA, 144A, 3-month EURIBOR + 5.25%, 5.25%, 12/14/2026	EUR	1,360,000	1,462,957
SCIL IV LLC , 144A, 5.375%, 11/1/2026		1,600,000	1,604,000
SPCM SA, 144A, 3.125%, 3/15/2027		1,400,000	1,337,000
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		1,625,000	1,647,588
thyssenkrupp AG, REG S, 1.875%, 3/6/2023	EUR	2,650,000	2,992,029
Tronox, Inc.:
144A, 4.625%, 3/15/2029		2,480,000	2,384,437
144A, 6.5%, 5/1/2025		300,000	311,340
			84,600,520
Real Estate 3.9%
ADLER Group SA:
REG S, 2.25%, 1/14/2029	EUR	2,500,000	2,205,928
REG S, 3.25%, 8/5/2025	EUR	600,000	577,285
Cushman & Wakefield U.S. Borrower LLC, 144A, 6.75%, 5/15/2028		1,215,000	1,283,356
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		555,000	547,868
144A, (REIT), 5.0%, 7/15/2028		770,000	768,845
144A, (REIT), 5.25%, 7/15/2030		1,185,000	1,176,646
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 3.875%, 2/15/2029		1,015,000	1,042,912
144A, (REIT), 4.625%, 6/15/2025		2,356,000	2,462,020
(REIT), 5.75%, 2/1/2027		2,165,000	2,392,325
Peach Property Finance GmbH, 144A, 4.375%, 11/15/2025	EUR	2,150,000	2,469,969
Realogy Group LLC:
144A, 5.25%, 4/15/2030		610,000	584,075
144A, 5.75%, 1/15/2029		2,870,000	2,819,201
144A, 7.625%, 6/15/2025		1,900,000	2,015,520
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030		960,000	878,400
Vivion Investments Sarl, REG S, 3.0%, 8/8/2024	EUR	800,000	854,029
WeWork Companies, Inc., 144A, 7.875%, 5/1/2025 (b)		800,000	740,244
			22,818,623

Utilities 1.8%
Calpine Corp.:
144A, 4.5%, 2/15/2028	1,900,000	1,857,060
144A, 4.625%, 2/1/2029	300,000	284,061
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028	1,320,000	1,358,716
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031	1,705,000	1,581,387
144A, 5.25%, 6/15/2029	1,342,000	1,380,918
5.75%, 1/15/2028	1,545,000	1,599,060
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	965,000	967,953
PG&E Corp., 5.25%, 7/1/2030	900,000	892,287
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029	740,000	714,100
		10,635,542
Total Corporate Bonds (Cost $559,928,724)		557,878,379

Loan Participations and Assignments 0.6%
Senior Loans
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 5.25% (e), 6/21/2024	1,184,496	1,163,027
Flex Acquisition Co., Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.0% (e), 3/2/2028	761,628	761,537
Frontier Communications Corp., Term Loan B, 5/1/2028 (f)	700,000	700,000
Gray Television, Inc., Term Loan B, 2/7/2024 (f)	1,000,000	998,335
Total Loan Participations and Assignments (Cost $3,631,237)		3,622,899

Short-Term U.S. Treasury Obligation 0.2%
U.S. Treasury Bill, 0.362% (g), 6/30/2022 (Cost $999,077)	1,000,000	998,602
	Shares	Value ($)

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	388	1,723

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (h) (Cost $239,283)	1,219	79,221

Securities Lending Collateral 6.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (i) (j) (Cost $39,877,163)	39,877,163	39,877,163

Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 0.05% (i) (Cost $12,706,533)	12,706,533	12,706,533

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $617,382,017)	105.5	615,164,520
Other Assets and Liabilities, Net	(5.5)	(32,078,617)
Net Assets	100.0	583,085,903
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2022	Value ($) at 1/31/2022
Securities Lending Collateral 6.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (i) (j)
41,223,363	—	1,346,200 (k)	—	—	19,223	—	39,877,163	39,877,163
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 0.05% (i)
5,840,721	69,052,153	62,186,341	—	—	752	—	12,706,533	12,706,533
47,064,084	69,052,153	63,532,541	—	—	19,975	—	52,583,696	52,583,696
*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2022 amounted to $38,419,464, which is 6.6% of net assets.
(c)	When-issued security.
(d)	Perpetual, callable security with no stated maturity date.
(e)	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(f)	All or a portion of the security represents unsettled loan commitments at January 31, 2022 where the rate will be determined at the time of settlement.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
EURIBOR: Euro Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June of 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
At January 31, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	677,925	EUR	607,292	2/28/2022	4,719	BNP Paribas SA

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	382,839	USD	511,935	2/28/2022	(2,851)	State Street Bank and Trust
EUR	57,693,921	USD	64,357,424	2/28/2022	(495,062)	State Street Bank and Trust
Total unrealized depreciation					(497,913)
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$557,878,379	$—	$557,878,379
Loan Participations and Assignments	—	3,622,899	—	3,622,899
Short-Term U.S. Treasury Obligation	—	998,602	—	998,602
Common Stocks	1,723	—	—	1,723
Warrants	—	—	79,221	79,221
Short-Term Investments (a)	52,583,696	—	—	52,583,696
Derivatives (b)
Forward Foreign Currency Contracts	—	4,719	—	4,719
Total	$52,585,419	$562,504,599	$79,221	$615,169,239
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(497,913)	$—	$(497,913)
Total	$—	$(497,913)	$—	$(497,913)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$ (493,194)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGHIF-PH1
R-080548-1 (1/23)